6. SHAREHOLDERS' EQUITY (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Balance, beginning		1,673,559	0	0
Granted		0		0
Forfeited		0	0	0
Exercised		0	0	0
Balance, ending		1,673,559	1,673,559	0
Exercisable		1,673,559	1,673,559
Average Exercise Price
Balance, beginning		$ 0.00	$ 0.00	$ 0.00
Granted		0.00		0.00
Forfeited		0.00	0.00	0.00
Exercised		0.00	0.00	0.00
Balance, ending		$ 0.00	$ 0.00	$ 0.00
Balance, beginning		$ 449,518	$ 0	$ 0
Granted		0
Forfeited		0	0	0
Exercised		0	0	0
Balance, ending		$ 449,518	$ 449,518	$ 0
Praesidian Member
Number of Warrants
Granted			1,293,022
Cancellation			(1,293,022)
Average Exercise Price
Granted			$ 0.025
Cancellation			$ 0.025
Granted			$ 32,326
Cancellation			$ (32,326)
Goldman Sachs Member
Number of Warrants
Granted	[1]		1,673,559
Average Exercise Price
Granted			$ 0.269
Granted			$ 449,518

[1]	Expiration Date: December 31, 2023